BUSINESS COMBINATION (Schedule of Schedule of Preliminary Estimate of the Identified Intangible Assets and Estimated Useful Lives as of the Acquisition Date) (Details) - SBS acquisition [Member]
$ in Thousands
6 Months Ended
Jun. 30, 2025 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 53,417
Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 7,883
Average expected useful life	1 year 3 months
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 28,589
Average expected useful life	8 years
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 16,945
Average expected useful life	7 years